Shareholders' Equity	12 Months Ended
Mar. 31, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15 – SHAREHOLDERS’ EQUITY

Ordinary shares

The Company is authorized to issue unlimited shares of $0.001 par value common stock. On July 4, 2017, and October 20, 2017, the Company issued common stocks of an aggregate of 20,000,000 shares of $0.001 par value (1,250 shares of no par value retrospectively restated for effect of reverse stock splits on February 22, 2021, May 19, 2022, October 5, 2023 and February 25, 2025, and par value elimination on September 29, 2023) to thirteen shareholder, three among whom together hold 100% shares of Suxuantang and over 50% shares of SXT. In connection with Restructuring, all shares and per share amounts have been retroactively restated as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying condensed consolidated financial statements.

Initial public offering

On December 31, 2018, the Company completed the closing of its initial public offering of 2,506,300 ordinary shares at a public offering price of $4.00 per ordinary share (157 ordinary shares at a price of $64,000 per ordinary share retrospectively restated for effect of reverse stock splits on February 22, 2021, May 19, 2022, October 5, 2023 and February 25, 2025, and par value elimination on September 29, 2023). On January 3, 2019, the Company sold an additional 39,975 ordinary shares at the public offering price of $4.00 per share (3 ordinary shares at a price of $64,000 per ordinary share retrospectively restated for effect of reverse stock splits on February 22, 2021, May 19, 2022, October 5, 2023 and February 25, 2025, and par value elimination on September 29, 2023) in a second closing. The total gross proceeds from the initial public offering were approximately $10.2 million before underwriting commissions and offering expenses. On January 10, 2019, the underwriter exercise the warrants in connection with the initial public offering and 160,426 shares (10 ordinary shares retrospectively restated for effect of reverse stock splits on February 22, 2021, May 19, 2022, October 5, 2023 and February 25, 2025) were newly issued.

Reverse stock splits

On February 22, 2021, May 19, 2022, October 5, 2023, and February 25, 2025, the Company’s board of directors approved and effected one-for-four (1:4), one-for-twenty (1:20), one-for-twenty-five (1:25), and one-for-eight (1:8) reverse stock splits, respectively (collectively, the “reverse stock splits”). In connection with the 2021 and 2022 reverse stock splits, the par value of each ordinary share was proportionally increased from US$0.001 to US$0.004 and from US$0.004 to US$0.08, respectively. On September 29, 2023, the Company’s board of directors approved the elimination of par value for its ordinary shares, and thereafter, no par value is assigned to the ordinary shares. Accordingly, the reverse stock splits effected on October 5, 2023 and February 25, 2025 did not involve any change in par value for its ordinary shares.

As a result of each reverse stock split, each specified number of pre-split ordinary shares outstanding was automatically combined and converted into one issued and outstanding ordinary share without any action required on the part of shareholders. No fractional shares were issued; instead, each shareholder was entitled to receive one whole ordinary share in lieu of any fractional share that would otherwise have resulted. All options and other outstanding securities convertible or exercisable for ordinary shares were adjusted proportionally by dividing the number of ordinary shares into which such instruments were exercisable or convertible by the applicable split ratio and multiplying the exercise or conversion price by the same ratio.

All share and per share amounts in the accompanying consolidated financial statements and notes have been retroactively adjusted to reflect the effects of the reverse stock splits, including rounding of fractional shares to whole shares where applicable.

The 2022 Public Offering

On January 18, 2022, the Company entered into an underwriting agreement with Aegis Capital Corp. (the “Underwriter”), pursuant to which the Company agreed to sell to the Underwriter, in a firm commitment public offering (the “2022 Public Offering”) (i) 8,285,260 ordinary shares (the “Firm Shares”) of the Company, par value $0.004 per share, for a public offering price of $0.18 per share, (ii) 11,521,500 pre-funded warrants (the “Pre-funded Warrants”) to purchase 11,521,500 shares (the “Warrant Shares”), for a public offering price of $0.17 per Pre-funded Warrant to those purchasers whose purchase of ordinary shares in this offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of the Company’s outstanding ordinary shares immediately following the consummation of this Offering (the “2022 Public Offering”). The Company also granted the Underwriter an over-allotment option to purchase up to 2,971,014 ordinary shares (the “Option Shares”, together with Firm Shares, the “Shares”).

Pursuant to the 2022 Public Offering, the Company issued 22,777,774 ordinary shares at price of $0.18 per share (5,695 ordinary shares at price of $720 per share retrospectively restated for effect of reverse stock splits on May 19, 2022, October 5, 2023 and February 25, 2025) to the investors. The total net proceeds from the 2022 Public Offering were approximately $3.1 million after underwriting commissions and offering expenses.

Securities purchase agreements

On September 22, 2022, the Company entered into certain securities purchase agreement with Zhijun Xiao, a non-affiliate non-U.S. person, pursuant to which Mr. Xiao agreed to purchase 1,625,798 ordinary shares of the Company, par value $0.08 per share at a per share purchase price of $1.35 (8,129 ordinary shares of the Company, no par value at a per share purchase price of $270 retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025, and par value elimination on September 29, 2023). The agreement was executed on October 11, 2022 and the gross proceeds of this transaction were $2,194,827.

On February 22, 2023, the Company entered into certain securities purchase agreement with Rising Sun Capital Ltd., a limited liability company organized under the laws of Australia, pursuant to which the investor agreed to purchase 1,724,138 ordinary shares of the Company, no par value, at a per share purchase price of $0.58 (8,625 ordinary shares of the Company, no par value at a per share purchase price of $116 retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025). The gross proceeds of this transaction are approximately $1 million. Upon the issuance date of these condensed consolidated financial statements, the transaction has not been closed and the Company has not received the proceeds.

On January 21, 2025, the Company entered into a securities purchase agreement with certain investors, pursuant to which it issued an aggregate of 14,200,000 ordinary shares (1,775,000 ordinary shares retrospectively restated for effect of reverse stock split on February 25, 2025) with no par value at a purchase price of $0.20 per share to the investor. In connection with this agreement, the Company also issued warrants to purchase up to 28,400,000 ordinary shares. On March 13, 2025, the Company entered into a warrant exchange agreement with certain holders of these warrants, pursuant to which a total of 28,400,000 warrants were surrendered for cancellation, and in exchange, the Company issued an aggregate of 11,225,000 ordinary shares to these warrants’ holders.

Equity incentive plans

In September 2021, the Company adopted a share incentive plan (the “2021 Equity Incentive Plan”), which provides for the granting of share incentives, including incentive share options, restricted shares and any other form of award pursuant to the 2021 Equity Incentive Plan, to members of the board, and employees of the Company. The Company reserved 2,325,000 ordinary shares (581 shares retrospectively restated for effect of reverse stock splits on May 19, 2022, October 5, 2023 and February 25, 2025) for the 2021 Equity Incentive Plan. The vesting schedule, time and condition to exercise options is determined by the Company’s compensation committee. The term of the options may not exceed ten years from the date of the grant. Pursuant to the 2021 Equity Incentive Plan, the Company issued 2,325,000 ordinary shares (581 shares retrospectively restated for effect of reverse stock splits on May 19, 2022, October 5, 2023 and February 25, 2025) to its management. The fair value of shares issued pursuant to the 2021 Equity Incentive Plan of $2,334,397 (deducted by legal expenses of $30,000) had been determined using the average share price for the dates of issuance ($0.9911 per ordinary share, $3,964.6 per ordinary share retrospectively restated for effect of reverse stock splits on May 19, 2022, October 5, 2023 and February 25, 2025).

In March 2022, the Company adopted a share incentive plan (the “2022 Equity Incentive Plan”), which provides for the granting of share incentives, including incentive share options, restricted shares and any other form of award pursuant to the Equity Incentive Plan, to members of the board, and employees of the Company. The vesting schedule, time and condition to exercise options is determined by the Company’s compensation committee. The term of the options may not exceed ten years from the date of the grant. Pursuant to the 2022 Equity Incentive Plan, the Company issued 6,094,180 ordinary shares (1,524 shares retrospectively restated for effect of reverse stock splits on May 19, 2022, October 5, 2023 and February 25, 2025) to its management on May 15, 2022.

In January 2024, the Company adopted a share incentive plan (the “2024 Equity incentive plan”), which provides for the granting of share incentives, including incentive share options, restricted shares and any other form of award pursuant to the 2024 Equity Incentive Plan, to members of the board, and employees of the Company. The vesting schedule, time and condition to exercise options is determined by the Company’s compensation committee. The term of the options may not exceed ten years from the date of the grant. Pursuant to the 2024 Equity incentive plan, the Company issued 185,316 ordinary shares (23,165 shares retrospectively restated for effect of reverse stock split on February 25, 2025) to its management on January 25, 2024.

Issuance of shares for convertible note principal and interest settlement

For the year ended March 31, 2020, 11,961,006 ordinary shares (748 ordinary shares retrospectively restated for effect of reverse stock splits on February 22, 2021, May 19, 2022, October 5, 2023 and February 25, 2025) were issued with a fair value of $6,425,657 for convertible notes principal and interest settlement.

For the year ended March 31, 2021, 27,389,877 ordinary shares (1,712 ordinary shares retrospectively restated for effect of reverse stock splits on February 22, 2021, May 19, 2022, October 5, 2023 and February 25, 2025) were issued with a fair value of $7,680,791 for convertible notes principal and interest settlement.

For the year ended March 31, 2023, 5,736,811 ordinary shares (28,684 ordinary shares retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025) were issued with a fair value of $3,131,511 for convertible notes principal and interest settlement.

For the year ended March 31, 2024, 8,025,589 ordinary shares (191,744 ordinary shares retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025) were issued with a fair value of $2,813,807 for convertible notes principal and interest settlement.

For the year ended March 31, 2025, 3,566,164 ordinary shares (445,770 ordinary shares retrospectively restated for effect of reverse stock split on February 25, 2025) were issued with a fair value of $ 2,102,704 for convertible notes principal and interest settlement.